Segment Disclosures	12 Months Ended
Feb. 28, 2019
Segment Reporting [Abstract]
Segment Disclosures
REVENUE AND SEGMENT DISCLOSURES
Revenue
The Company disaggregates revenue from contracts with customers based on geographical regions, timing of revenue recognition, and the major product and service types as described in Note 1.
Revenue, classified by major geographic regions in which the Company’s customers are located, was as follows:

	For the Years Ended
	February 28, 2019 (1)		February 28, 2018 (2)		February 28, 2017 (2)
North America (3)	599	66.2%	540	58.0%	659	50.3%
Europe, Middle East and Africa	222	24.6%	278	29.8%	461	35.2%
Latin America	7	0.8%	15	1.6%	35	2.7%
Asia Pacific	76	8.4%	99	10.6%	154	11.8%
	$904	100.0%	$932	100.0%	$1,309	100.0%
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(1) As reported under the new revenue recognition standard, ASC 606.
(2) Comparative information has not been restated and continues to be reported under the accounting standards in effect for previous periods.
(3) North America includes all revenue from the Company’s intellectual property arrangements, due to the global applicability of the patent portfolio and licensing arrangements thereof.
Total revenue, classified by product and service type, was as follows:

	For the Years Ended
	February 28, 2019 (1)	February 28, 2018 (2)	February 28, 2017 (2)
Enterprise software and services	$355	$388	$345
BlackBerry Technology Solutions	204	163	151
Licensing, IP and other	286	196	126
Handheld devices	13	64	374
SAF	46	121	313
	$904	$932	$1,309

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(1) As reported under the new revenue recognition standard, ASC 606.
(2) Comparative information has not been restated and continues to be reported under the accounting standards in effect for previous periods.
Enterprise software and services includes revenue from the Company’s security, productivity, collaboration and end-point management solutions through the BlackBerry Secure platform, which includes BlackBerry Unified Endpoint Manager (UEM), BlackBerry Dynamics, BlackBerry Workspaces and BBM Enterprise, among other products and applications, as well as revenue from the sale of the Company’s AtHoc Alert secure networked crisis communications solution, its Secusmart SecuSUITE secure voice and text solution, and professional services from BlackBerry Cybersecurity Services and BlackBerry Cylance.
BlackBerry Technology Solutions includes revenue from the Company’s QNX CAR Platform and Neutrino Operating System, among other BlackBerry QNX products, as well as revenue from the Company’s BlackBerry Radar asset tracking solution, Paratek antenna tuning technology, and Certicom cryptography and key management products.
Licensing, IP and other includes revenue from the Company’s mobility licensing software arrangements, including revenue from licensed hardware sales and intellectual property licensing, and from the Company’s BBM Consumer licensing arrangement.
Handheld devices includes revenue from the sale of the DTEK60 and all prior BlackBerry smartphone models to carriers and distributors, accessories and repair services of handheld devices and the release of previously accrued amounts when the Company determines it has no further performance obligations.
SAF includes revenue associated with the Company’s legacy SAF business, relating to subscribers utilizing the Company’s legacy BlackBerry 7 and prior operating systems, as well as revenue relating to unspecified future software upgrade rights for devices sold by the Company.
Revenue, classified by timing of recognition, was as follows:

For the Year Ended
February 28, 2019
Products and services transferred over time	$488
Products and services transferred at a point in time	416
Total	$904

Revenue Contract Balances
The following table sets forth the activity in the Company’s revenue contract balances for the fiscal year ended February 28, 2019:

	Accounts Receivable	Deferred Revenue	Deferred Commissions
Opening balance as at March 1, 2018 (as adjusted for ASC 606)	$151	$292	$21
Increases due to invoicing of new or existing contracts, associated contract acquisition costs, or other	671	563	23
Increase due to Cylance acquisition	33	95	—
Decreases due to payment, fulfillment of performance obligations, or other	(661)	(600)	(21)
Increase, net	43	58	2
Closing balance as at February 28, 2019	$194	$350	$23

Transaction Price Allocated to the Remaining Performance Obligations
The table below discloses the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied as at February 28, 2019 and the time frame in which the Company expects to recognize this revenue. The disclosure includes estimates of variable consideration, except when the variable consideration is a sales-based or usage-based royalty promised in exchange for a license of intellectual property.

	As at February 28, 2019
	Less than 12 Months	12 to 24 Months	Thereafter	Total
Remaining performance obligations	$336	$143	$101	$580

Revenue Recognized for Performance Obligations Satisfied in Prior Periods
For the fiscal year ended February 28, 2019, $11 million in revenue was recognized relating to the legacy handheld devices business.
Segment disclosures
The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by the Chief Operating Decision Maker (“CODM”) for making decisions and assessing performance as a source of the Company’s reportable operating segments. The CODM, who is the Executive Chair and CEO, reviews financial information, makes decisions and assesses the performance of the Company as a single operating segment.
Property, plant and equipment, intangible assets and goodwill, classified by geographic segments in which the Company’s assets are located, were as follows:

	As at
	February 28, 2019		February 28, 2018
	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets
Canada	$396	$654	$425	$640
United States	2,178	3,089	627	2,922
Other	42	186	58	218
	$2,616	$3,929	$1,110	$3,780

Information About Major Customers
There was one customer that comprised more than 10% of the Company’s revenue in fiscal 2019 (fiscal 2018 - no customers that comprised more than 10%; fiscal 2017 - no customers that comprised more than 10%).